LONG TERM DEBT TO RELATED PARTIES (Narrative) (Details) - USD ($)	1 Months Ended				12 Months Ended
	Aug. 31, 2016	Dec. 29, 2015	Dec. 22, 2015	Aug. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Jul. 25, 2016	Jul. 07, 2016	Jun. 25, 2016	Jun. 10, 2016	May 19, 2016	Feb. 09, 2016
Conversion price	$ 0.50
Debt discount					$ 402,500
Amortization of debt discount					$ 321,056	$ 260
Shares issued upon conversion of convertible notes payable					1,207,200
Shares issued upon conversion of convertible notes payable, value					$ 600,000
Carrying Amount					185,905	122,260
Convertible Notes Payable [Member]
Conversion price	$ 0.50
Debt discount amortization period	5 years
Interest rate	12.00%
Shares issued upon conversion of convertible notes payable				1,207,200
Shares issued upon conversion of convertible notes payable, value				$ 600,000
Accrued interest				$ 3,600
Convertible Notes Payable [Member] | 12% Convertible Notes Maturing On December 22 and 29, 2020, Respectively [Member]
Convertible notes		$ 100,000	$ 100,000
Conversion price		$ 0.50	$ 0.50
Debt discount		$ 39,000	$ 39,000		77,740
Debt discount amortization period		5 years	5 years
Interest rate		12.00%	12.00%
Maturity Date		Dec. 29, 2020	Dec. 22, 2020
Amortization of debt discount					77,740	260
Carrying Amount						$ 122,260
Convertible Notes Payable [Member] | 12% Convertible Notes Maturing On February 9, 2021 [Member]
Convertible notes												$ 100,000
Conversion price												$ 0.50
Debt discount					$ 39,000
Debt discount amortization period					5 years
Interest rate												12.00%
Maturity Date					Feb. 09, 2021
Amortization of debt discount					$ 39,000
Convertible Notes Payable [Member] | 12% Convertible Notes Maturing On May 19, 2021 [Member]
Convertible notes											$ 100,000
Conversion price											$ 0.50
Debt discount					$ 50,000
Debt discount amortization period					5 years
Interest rate											12.00%
Maturity Date					May 19, 2021
Amortization of debt discount					$ 50,000
Convertible Notes Payable [Member] | 12% Convertible Notes Maturing On June 10, 2021 [Member]
Convertible notes										$ 50,000
Conversion price										$ 0.50
Debt discount					$ 25,000
Debt discount amortization period					5 years
Interest rate										12.00%
Maturity Date					Jun. 10, 2021
Amortization of debt discount					$ 25,000
Convertible Notes Payable [Member] | 12% Convertible Notes Maturing On June 25, 2021 [Member]
Convertible notes									$ 50,000
Conversion price									$ 0.50
Debt discount					$ 35,000
Debt discount amortization period					5 years
Interest rate									12.00%
Maturity Date					Jun. 25, 2021
Amortization of debt discount					$ 35,000
Convertible Notes Payable [Member] | 12% Convertible Notes Maturing On July 7, 2021 [Member]
Convertible notes								$ 50,000
Conversion price								$ 0.50
Debt discount					$ 35,000
Debt discount amortization period					5 years
Interest rate								12.00%
Maturity Date					Jul. 07, 2021
Amortization of debt discount					$ 35,000
Convertible Notes Payable [Member] | 12% Convertible Notes Maturing On July 25, 2021 [Member]
Convertible notes							$ 50,000
Conversion price							$ 0.50
Debt discount					$ 35,000
Debt discount amortization period					5 years
Interest rate							12.00%
Maturity Date					Jul. 25, 2021
Amortization of debt discount					$ 35,000